SEGMENT INFORMATION - Reportable Segments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Revenue	$ 1,157	$ 919	$ 915
Selling, general and administrative expenses	393	305	284
Adjusted EBITDA	649	515	538
CAPEX excl. licenses and ROU	351	221	155
Additions other than through business combinations, property, plant and equipment	382	237
Intangible assets acquired	91	94
Right-of-use assets	121	75
Intangible Assets Other Than Licenses
Disclosure of operating segments [line items]
Intangible assets acquired	91	94
License
Disclosure of operating segments [line items]
Intangible assets acquired	1	35
Kyivstar
Disclosure of operating segments [line items]
Revenue	1,157	919	915
Selling, general and administrative expenses	393	305	284
Adjusted EBITDA	649	515	538
CAPEX excl. licenses and ROU	$ 351	$ 221	$ 155